Unaudited Interim Condensed Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,855)	$ (3,473)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	193	98
Increase (decrease) in other current assets	219	400
Increase (decrease) in trade accounts payable	6	(35)
Increase (decrease) in other accounts payable	221	503
Share based compensation	1,017	3,107
Change in fair market value of financial liabilities at fair market value	90	(2,586)
Financial income	(620)	(27)
Financial expenses	78	51
Net cash used in operating activities	(4,651)	(1,962)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(206)	(55)
Change in deposits, net	1,934	(4,994)
Change in restricted deposits	(7)	42
Net cash provided investing activities	1,721	(5,007)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal paid on lease liabilities	(196)	(155)
Net cash provided financing activities	(196)	(155)
Net increase in cash and cash equivalents	(3,126)	(7,124)
Cash and cash equivalents at the beginning of the period	6,783	23,749
Effects of exchange rate changes on cash and cash equivalents	(333)	(2,471)
Cash and cash equivalents at the end of the period	$ 3,324	$ 14,154